Expense Example	Feb. 27, 2026 USD ($)
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	875
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	379
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,345
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Westwood Multi-Asset Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	193
Expense Example, with Redemption, 10 Years	447
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Westwood Multi-Asset Income Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	996
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,322
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	400
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,705
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	413
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	909
Expense Example, with Redemption, 10 Years	1,645
Institutional Shares [Member] | Westwood Quality Smidcap Fund | Westwood Quality Smidcap Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,286
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,281
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	502
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	1,763
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund C Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	2,242
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	401
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,510
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund C Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,360
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	529
Expense Example, with Redemption, 3 Years	810
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	1,966
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	212
Expense Example, with Redemption, 3 Years	663
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	2,459
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,691
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	566
Expense Example, with Redemption, 3 Years	914
Expense Example, with Redemption, 5 Years	1,286
Expense Example, with Redemption, 10 Years	2,328
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund C Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,696
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,159
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund A Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	471
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,370
Expense Example, with Redemption, 10 Years	2,648
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund F Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	2,133
Ultra Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	779
Ultra Shares [Member] | Westwood Quality Smidcap Fund | Westwood Quality Smidcap Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,088
Ultra Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,130
Ultra Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Ultra Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund Ultra Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,160
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,256
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF | Westwood Salient Enhanced Midstream Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF | Westwood Salient Enhanced Energy Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049